Borrowings (Details 1) $ in Millions, $ in Millions	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Share capital		$ 106,036	$ 157,641
Borrowings total amount	$ 107,941		161,112	$ 219,648
Interest	1,905		3,471
Less Than 1 year [Member]
Statement [Line Items]
Share capital	39,029		129,796
Interest	1,588		3,178
Between 1 And 2 Years [Member]
Statement [Line Items]
Share capital	27,146		22,572
Interest	203		0
Between 2 and 3 years [Member]
Statement [Line Items]
Share capital	20,794		4,499
Interest	114		136
Between 3 and 4 years [Member]
Statement [Line Items]
Share capital	7,025		229
Interest	0		19
Between 4 and 5 years [Member]
Statement [Line Items]
Share capital	12,042		545
Interest	$ 0		$ 138